Equity Investments - Equity method investments (Details) - CNY (¥)	1 Months Ended
	May 31, 2014	Dec. 31, 2019	Apr. 02, 2019	Mar. 31, 2019	Dec. 31, 2018
Phoenix FM
Equity method investments
Investment amounts		¥ 0
Equity interests acquired by the Company (in percent)	100.00%
Fenghuang Jingcai
Equity method investments
Equity interests acquired by the Company (in percent)		31.54%
Investment amounts		¥ 0
Tianbo
Equity method investments
Equity interests acquired by the Company (in percent)			50.00%	50.00%
Investment amounts					¥ 20,500,000